Non-current prepayments	12 Months Ended
Mar. 31, 2013
Non-current prepayments [Abstract]
Non-current prepayments
7	Non-current prepayments

Non-current prepayments consist of the following:

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Prepaid property rental		1,647	-	-
Investment deposit	(i)	-	212,188	34,164
Deposit for machineries purchase		1,216	445	72
Total non-current prepayments		2,863	212,633	34,236

Note:

(i)

In October 2012, the Group signed a Letter of Intent with a third party for a proposed investment. During the month, the Group remitted a refundable earnest money of US$33,660 (RMB212,188) to this third party and commenced the relevant work with respect to the said investment. As of July 31, 2013, the transaction had not been completed yet.